Notes to the consolidated statements of income (Tables)	3 Months Ended
Mar. 31, 2019
Notes to the consolidated statements of income
Disclosure of earnings per share [text block]
Reconciliation of Basic and Diluted Earnings per Share
in € THOUS, except share and per share data
	For the three months ended March 31,

	2019	2018
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	270.749	278.555

Denominators:
Weighted average number of shares outstanding	306.659.364	306.453.070
Potentially dilutive shares	-	986.454

Basic earnings per share	0,88	0,91
Fully diluted earnings per share	0,88	0,91

Disclosure of Revenue
Revenue
in € THOUS
	For the three months endedMarch 31,
	2019			2018
	Revenue from contracts with customers	Other revenue	Total	Revenue from contracts with customers	Other revenue	Total

Health care services
Dialysis services	2.957.381	-	2.957.381	2.648.293	-	2.648.293
Care Coordination	299.544	60.383	359.927	507.244	53.258	560.502
	3.256.925	60.383	3.317.308	3.155.537	53.258	3.208.795

Health care products
Dialysis products	762.885	33.790	796.675	729.956	17.736	747.692
Non-dialysis products	18.574	-	18.574	19.142	-	19.142
	781.459	33.790	815.249	749.098	17.736	766.834

Total	4.038.384	94.173	4.132.557	3.904.635	70.994	3.975.629

Treasury Shares [Table Text Block]
Treasury Stock

Period	Average price paid per share	Total number of shares purchased and retired as part of publicly announced plans or programs	Total value of shares (1)
	in €		in € THOUS
December 31, 2017	65,63	1.659.951	108.931
Purchase of Treasury Stock
May 2018	86,69	173.274	15.020
June 2018	86,14	257.726	22.201
Repurchased Treasury Stock	86,37	431.000	37.221

Retirement of repurchased Treasury Stock
December 2018	87,23	1.091.000	95.159
December 31, 2018	51,00	999.951	50.993

Purchase of Treasury Stock
March 2019	69,86	1.629.240	113.816

March 31, 2019	62,69	2.629.191	164.809

(1) The value of shares repurchased is inclusive of fees (net of taxes) paid in the amount of approximately €11, respectively, for services rendered.